ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Investment In Operating Limited Partnerships [Policy Text Block]
Investments in Operating Limited Partnerships

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the funds’ share of losses and, accordingly a valuation allowance is recorded against the receivables. Accordingly, the Partnership recorded a valuation allowance as follows:

	2015	2014
Series 7	$-	$-
Series 9	13,983	13,983
Series 10	5,443	5,443
Series 11	72,890	72,890
Series 12	70,546	70,546
Series 14	3,395	9,517
	$166,257	$172,379

The Partnership reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Partnership also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. During the years ended March 31, 2015 and 2014, the Partnership did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Partnership records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Partnership utilizes a March 31 year end. The fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Partnership records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Partnership when received.

The Partnership records certain acquisition costs as an increase in its investments in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Partnership. These differences are shown as reconciling items in Note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Partnership determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Partnership determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Partnership reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Partnership has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Partnership also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Partnership determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Partnership invests meet the definition of a VIE. However, management does not consolidate the Partnership's interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Partnership currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Partnership's balance in investment in operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Partnership's exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncement

In February, 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis”. This will improve certain areas of consolidation guidance for reporting organizations that are required to evaluate whether to consolidate certain legal entities such as limited partnerships, limited liability corporations, and securitization structures. ASU 2015-02 simplified and improves GAAP by: eliminating the presumption that a general partner should consolidate a limited partnership, eliminating the indefinite deferral of FASB Statement No. 167, thereby reducing the number of Variable Interest Entity (VIE) consolidation models from four to two (including the limited partnership consolidation model), and clarifying when fees paid to a decision maker should be a factor to include in the consolidation of VIEs. ASU 2015-02 will be effective for periods beginning after December 15, 2015. The Partnerhsip is currently evaluating the potential impact of the adoption of this guidance on its financial statements.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying amounts approximate fair value because of the short maturity of these instruments.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Partnership has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns.  The Partnership’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Partnership is not required to take any tax positions in order to qualify as a pass-through entity. The Partnership is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Partnership has no other tax positions which must be considered for disclosure. Income tax returns filed by the Partnership are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2011 remain open.

Fiscal Period, Policy [Policy Text Block]
Fiscal Year

For financial reporting purposes the Partnership uses a March 31 year end, whereas for income tax reporting purposes, the Partnership uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Earnings Per Beneficial Assignee Partnership Unit [Policy Text Block]
Net Income (Loss) per Beneficial Assignee Certificate

Net income (loss) per beneficial assignee certificate is calculated based upon the weighted average number of units outstanding. The weighted average number of units outstanding in each series at March 31, 2015 and 2014 are as follows:

	2015	2014
Series 7	1,036,100	1,036,100
Series 9	4,162,096	4,169,462
Series 10	2,421,225	2,421,225
Series 11	2,486,499	2,487,832
Series 12	2,960,395	2,970,128
Series 14	5,550,973	5,562,657
TOTAL	18,617,288	18,647,404

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Liquidity Disclosure [Policy Text Block]
Plan of Liquidation and Dissolution

On July 1, 2010, BAC Holders approved a Plan of Liquidation and Dissolution for the Partnership, (the “Plan”). Pursuant to the Plan, the general partner may, without further action by the BAC Holders, sell the remaining assets held by the Partnership. It was anticipated that the sale of all the apartment complexes would be completed sometime in 2012. However, because of numerous uncertainties, the liquidation may take longer than expected, and the final liquidating distribution may occur months after all of the apartment complexes have been sold. Because the liquidation of the Partnership was not imminent, as of March 31, 2015, the financial statements are presented assuming the Partnership will continue as a going concern.

Miscellaneous Income [Policy Text Block]	Miscellaneous Income Miscellaneous income primarily consists of $2,427,668 of insurance proceeds received due to a fire at an operating limited partnership.